Results for the year - Income taxes and deferred income taxes - Income taxes paid (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Income taxes paid in Denmark for current year	kr 9,181	kr 9,703	kr 4,262
Income taxes paid outside Denmark for current year	5,647	3,439	4,508
Income taxes paid/(repayments) relating to prior years	(313)	1,296	1,336
Income taxes paid	kr 14,515	kr 14,438	kr 10,106